Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity.
Summary of Shareholding Percentage

Companies with their shareholding percentage are as follows:

	31 December 2024		31 December 2023
	(%)	TL	(%)	TL
Public Share	53.95	1,187,004	53.95	1,187,004
TVF BTIH	26.20	576,400	26.20	576,400
IMTIS Holdings	19.80	435,600	19.80	435,600
Other	0.05	996	0.05	996
Total		2,200,000		2,200,000

Inflation adjustment to share capital		44,484,221		44,484,221
Inflation adjusted capital		46,684,221		46,684,221